S000051686 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	108 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%	13.87%
Franklin Low Volatility High Dividend Index-NR (reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)
Prospectus [Line Items]
Average Annual Return, Percent	10.25%	6.24%	8.75%
Franklin U.S. Low Volatility High Dividend Index ETF
Prospectus [Line Items]
Average Annual Return, Percent	10.05%	6.04%	8.50%
Performance Inception Date			Dec. 28, 2015
Franklin U.S. Low Volatility High Dividend Index ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.83%	5.10%	7.54%
Performance Inception Date			Dec. 28, 2015
Franklin U.S. Low Volatility High Dividend Index ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.60%	4.56%	6.64%
Performance Inception Date			Dec. 28, 2015